Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	51
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$378,524.62

Principal:
Principal Collections	$7,621,367.65
Prepayments in Full	$3,012,467.21
Liquidation Proceeds	$111,090.13
Recoveries	$51,820.53
Sub Total	$10,796,745.52
Collections	$11,175,270.14

Purchase Amounts:
Purchase Amounts Related to Principal	$189,281.29
Purchase Amounts Related to Interest	$913.12
Sub Total	$190,194.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,365,464.55

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	51
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,365,464.55
Servicing Fee	$83,749.70	$83,749.70	$0.00	$0.00	$11,281,714.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,281,714.85
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,281,714.85
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,281,714.85
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$11,281,714.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,281,714.85
Interest - Class B Notes	$54,230.97	$54,230.97	$0.00	$0.00	$11,227,483.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,227,483.88
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$11,164,343.88
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,164,343.88
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$11,086,997.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,086,997.38
Regular Principal Payment	$10,629,097.03	$10,629,097.03	$0.00	$0.00	$457,900.35
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$457,900.35
Residual Released to Depositor	$0.00	$457,900.35	$0.00	$0.00	$0.00
Total		$11,365,464.55

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,629,097.03
Total					$10,629,097.03
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$10,629,097.03	$224.43	$54,230.97	$1.15	$10,683,328.00	$225.58
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$10,629,097.03	$6.60	$194,717.47	$0.12	$10,823,814.50	$6.72

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	51

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$34,615,515.60	0.7309019	$23,986,418.57	0.5064700
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$97,755,515.60	0.0607041	$87,126,418.57	0.0541037

Pool Information
Weighted Average APR	4.583%	4.634%
Weighted Average Remaining Term	16.57	15.90
Number of Receivables Outstanding	15,953	15,125
Pool Balance	$100,499,637.78	$89,503,804.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$97,755,515.60	$87,126,418.57
Pool Factor	0.0610188	0.0543427

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$2,377,385.51
Targeted Overcollateralization Amount	$2,377,385.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,377,385.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	51
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		71	$61,627.42
(Recoveries)		137	$51,820.53
Net Loss for Current Collection Period			$9,806.89
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1171%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3655%
Second Preceding Collection Period			0.2693%
Preceding Collection Period			0.5514%
Current Collection Period			0.1239%
Four Month Average (Current and Preceding Three Collection Periods)			0.3275%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,933	$12,561,189.39
(Cumulative Recoveries)			$2,091,514.20
Cumulative Net Loss for All Collection Periods			$10,469,675.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6357%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,117.17
Average Net Loss for Receivables that have experienced a Realized Loss			$1,764.65

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.20%	323	$2,865,858.52
61-90 Days Delinquent	0.26%	30	$228,679.21
91-120 Days Delinquent	0.05%	5	$48,303.98
Over 120 Days Delinquent	1.25%	84	$1,115,997.63
Total Delinquent Receivables	4.76%	442	$4,258,839.34

Repossession Inventory:
Repossessed in the Current Collection Period		5	$89,414.25
Total Repossessed Inventory		8	$125,148.34

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7313%
Preceding Collection Period			0.7271%
Current Collection Period			0.7868%
Three Month Average			0.7484%

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	51

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer